Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Land	$ 68,243	$ 68,243
Buildings	30,006	18,130
Machinery and equipment	44,128	35,555
Furniture and fixtures	8,254	7,855
Leasehold and buildings improvement	8,680	8,023
Software	41,621	33,528
Total	200,932	171,334
Accumulated Depreciation	82,723	66,331
Prepayment and construction in progress	6,269	493
Property, Plant and Equipment, Net	124,478	105,496	$ 98,488
Software
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	35,143	27,293
Buildings
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	5,840	4,033
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	28,567	22,922
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	6,017	5,862
Leasehold and buildings improvement
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	$ 7,156	$ 6,221